Note 14 - Segments - Net Sales to External Customers by Geographic Area and by Major Product Line (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Net sales	$ 675,455	$ 534,792	$ 639,813
Aerospace, Defense, and Rugged Solutions Segment [Member]
Net sales	368,862	241,188	210,572
Industrial Technology and Data Solutions Segment [Member]
Net sales	306,593	293,604	429,241
UNITED STATES
Net sales	447,367	362,118	447,793
CHINA
Net sales	52,323	23,394	43,109
MACAO
Net sales	0	25,130	35,026
UNITED KINGDOM
Net sales	37,071	35,915	25,648
SLOVAKIA
Net sales	32,172	33,228	35,555
GERMANY
Net sales	14,717	15,268	17,327
INDIA
Net sales	8,846	10,635	15,365
SWITZERLAND
Net sales	15,747	15,594	11,237
ISRAEL
Net sales	62,348	8,227	0
All Other Foreign Countries [Member]
Net sales	$ 4,864	$ 5,283	$ 8,753